Note 14 - Subsequent Events	3 Months Ended
Nov. 30, 2014
Notes
Note 14 - Subsequent Events

NOTE 14 – Subsequent Events

Management has reviewed and evaluated subsequent events and transactions occurring after the balance sheet date, November 30th, 2014, through the filing of this Quarterly Report on Form 10-Q on January 15th, 2015 and determined that only the following additional subsequent event has occurred:

Conversion of Settlement Debt—In early January 2015, St. Georges Investments elected to convert $30,000 of the loan balance in to the Company’s common stock.  On January 5th, the Company authorized 698,324 shares of common stock to be issued in exchange for cancellation of $30,000 of the convertible loan.